Form N-CSR Cover	6 Months Ended
Jun. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
Entity Central Index Key	0000890064
Document Period End Date	Jun. 30, 2024